Note 5 - Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	September 30, 2014	December 31, 2013
Finished goods	$593,255	$654,970
Work in process	31,615	131,666
	$624,870	$786,636

	December 31, 2013	December 31, 2012
Finished goods	$654,970	$755,643
Work in process	131,666	240,070
	$786,636	$995,713